UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  (811-7493)
                                                     ----------

                            THE HENNESSY FUNDS, INC.
                            ------------------------
               (Exact name of registrant as specified in charter)

                              THE COURTYARD SQUARE
                              --------------------
                                750 GRANT AVENUE
                                ----------------
                                   SUITE 100
                                    --------
                                NOVATO, CA 94945
                                ----------------
              (Address of principal executive offices) (Zip code)

                                NEIL J. HENNESSY
                                ----------------
                            HENNESSY ADVISORS, INC.
                             ----------------------
                              THE COURTYARD SQUARE
                              --------------------
                                750 GRANT AVENUE
                                ----------------
                                   SUITE 100
                                    --------
                                NOVATO, CA 94945
                                ----------------
                    (Name and address of agent for service)

                                  800-966-4354
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2004
                         -------------

Date of reporting period:  DECEMBER 31, 2003
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                  THE HENNESSY
                                  FUNDS, INC.

                               SEMIANNUAL REPORT
                               DECEMBER 31, 2003

                             HENNESSY BALANCED FUND
                                 SYMBOL: HBFBX

                           HENNESSY TOTAL RETURN FUND
                                 SYMBOL: HDOGX

                             (Hennessy Funds Logo)

                            THE HENNESSY FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                 (415) 899-1555
                                 (800) 966-4354
                             www.hennessyfunds.com

Dear Hennessy Funds Shareholder:                                  February 2004

As I wrote last year's annual shareholder letter, we were navigating through a very difficult and uncertain economy. What a difference a year makes! I strongly believe the market is in the midst of a sustainable recovery and will continue its positive momentum. Interest rates and inflation remain low, unemployment is falling, and businesses are experiencing stronger earnings and beginning to spend more -- all which should lead to higher consumer confidence and continued economic growth.

Another factor contributing to the stronger market is President Bush's 2003 tax cut package. Instead of being taxed as ordinary income, at rates of up to almost 40%, dividends are now taxed at just 15%. I believe this will cause investors to favor large, dividend-yielding companies, especially as investors file their tax returns and experience the reduced tax rates firsthand. This should, in my opinion, lead to strong stock price performance of these dividend-yielding companies, as well as increased dividend payouts. This could benefit the returns of the Hennessy Balanced and Hennessy Total Return Funds, both of which invest in the top ten dividend-yielding Dow Jones Industrial Average companies.

For the six-month period of June 30, 2003 through December 31, 2003, the Hennessy Balanced Fund returned +7.76%, and the Hennessy Total Return Fund returned +13.82%. During this same period, the S&P 500 Index and the Dow Jones Industrial Average returned +15.12% and +17.64%, respectively. Performance of both funds was hindered by investment in Eastman Kodak and Merck & Co. Each of these companies significantly under-performed the Dow and the S&P 500 Index throughout 2003. Additionally, as the stock market rallied, the bond market hit multi-year lows in 2003 causing the return on Short Term Government Securities in the portfolios to fall. While both funds performed below the DJIA and S&P 500 for this six-month period, we continue to be pleased with the long-term performance of these two funds. As an example, during the 3-year period ending 12/31/03, which includes most of the recent bear market, both the Hennessy Balanced Fund and the Hennessy Total Return Fund outperformed the Dow and S&P 500 and maintained positive returns. The 3-year annualized return was 2.55% for the Hennessy Balanced Fund and 3.74% for the Hennessy Total Return Fund, compared to 1.06% for the DJIA and -4.02% for the S&P 500. Please refer to the following page for more complete performance information.

As I look to the next 6 and 12-month periods, I believe large, blue chip dividend-yielding companies will have strong performance, potentially benefiting performance of the Balanced and Total Return Funds. We know that maintaining discipline for the long-term can produce consistent returns over time. At Hennessy Funds, we remain committed to our proven value-oriented investment strategies, whether in bull or bear markets. And, foremost, we remain committed to our shareholders. We sincerely appreciate your continued confidence and investment in our funds, and look forward to a long and successful partnership. If you have any questions or would like more information, please don't hesitate to contact us.

Best regards,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003:
-----------------------------------------------------

                                             Average Annual    Since Inception
                                One Year    Five Year Return   (inception date)
                                --------    ----------------   ---------------
  HENNESSY BALANCED FUND         +12.38%         +2.83%             +5.66%
                                                                   (3/8/96)

  S&P 500 Index                  +28.63%         -0.56%             +9.15%
                                                                   (3/8/96)

  DJIA                           +28.20%         +4.57%            +10.70%
                                                                   (3/8/96)

  HENNESSY TOTAL RETURN FUND     +22.57%         +3.96%             +3.68%
                                                                  (7/29/98)

  S&P 500 Index                  +28.63%         -0.56%             +1.24%
                                                                  (7/29/98)

  DJIA                           +28.20%         +4.57%             +4.94%
                                                                  (7/29/98)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance returns assume all dividends and capital gains were reinvested in the Funds, and reflect a fee waiver in effect for the Hennessy Total Return Fund. In the absence of such waiver, returns would be reduced.

The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund, making it more exposed to individual stock volatility than a diversified fund.

References to specific securities should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for additional portfolio information, including percentages of holdings. Fund holdings are subject to change.

The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.                                    02/04

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)

                                                                    HENNESSY
                                                   HENNESSY           TOTAL
                                                BALANCED FUND      RETURN FUND
                                                -------------      -----------
ASSETS:
Investments, at value (cost $17,075,150
  and $8,565,290, respectively)                  $17,542,100       $9,405,451
Dividends and interest receivable                     64,361           17,144
Receivable for capital stock issued                    1,250          125,900
Other assets                                           4,576            7,086
                                                 -----------       ----------
   Total Assets                                   17,612,287        9,555,581
                                                 -----------       ----------

LIABILITIES:
Payable for fund shares purchased                      3,000           11,300
Payable to Adviser                                     8,702              964
Reverse repurchase agreement                              --        1,940,395
Accrued expenses and other payables                   28,208           17,096
                                                 -----------       ----------
   Total Liabilities                                  39,910        1,969,755
                                                 -----------       ----------
NET ASSETS                                       $17,572,377       $7,585,826
                                                 -----------       ----------
                                                 -----------       ----------
NET ASSETS CONSIST OF:
Capital stock                                    $17,222,425       $6,988,384
Accumulated undistributed
  net investment income (loss)                        (4,687)           5,486
Accumulated undistributed
  net realized loss on investments                  (112,311)        (248,205)
Unrealized net appreciation on investments           466,950          840,161
                                                 -----------       ----------
   Total Net Assets                              $17,572,377       $7,585,826
                                                 -----------       ----------
                                                 -----------       ----------

Shares authorized ($.0001 par value)             100,000,000      100,000,000
Shares issued and outstanding                      1,583,564          693,917
Net asset value, offering price
  and redemption price per share                 $     11.10       $    10.93
                                                 -----------       ----------
                                                 -----------       ----------

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2003 (UNAUDITED)

                                                                    HENNESSY
                                                   HENNESSY           TOTAL
                                                BALANCED FUND      RETURN FUND
                                                -------------      -----------
INVESTMENT INCOME:
   Dividend income                                $  166,854        $102,319
   Interest income                                    43,714          13,820
                                                  ----------        --------
      Total investment income                        210,568         116,139
                                                  ----------        --------
EXPENSES:
   Investment advisory fees                           50,007          21,059
   Administration fees                                22,503           9,477
   Distribution fees                                  20,836           8,775
   Federal and state registration fees                 8,460          10,016
   Professional fees                                  19,373          12,192
   Reports to shareholders                             3,781             736
   Directors' fees and expenses                        2,210           1,824
   Insurance expense                                     919             184
   Other                                                   2             176
                                                  ----------        --------
   Total operating expenses
     before interest expense                         128,091          64,439
   Interest expense                                       --          10,809
   Expense reimbursement/recoupment                       --              --
                                                  ----------        --------
      Net expenses                                   128,091          75,248
                                                  ----------        --------
NET INVESTMENT INCOME                                 82,477          40,891
                                                  ----------        --------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on investments           171,064          (1,759)
   Change in unrealized
     appreciation on investments                   1,016,333         883,334
                                                  ----------        --------
      Net gain on investments                      1,187,397         881,575
                                                  ----------        --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $1,269,874        $922,466
                                                  ----------        --------
                                                  ----------        --------

                     See notes to the financial statements.

HENNESSY TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
PERIOD ENDED DECEMBER 31, 2003 (UNAUDITED)

Cash Flows From Operating Activities:
   Net increase in net assets from operations                     $    922,466
   Adjustments to reconcile net increase in net assets from
    operations to net cash provided by operating activities:
       Purchase of investment securities                           (10,904,331)
       Proceeds on sale of securities                               10,132,672
       Increase in other receivables, net                                8,535
       Increase in other assets                                          5,216
       Increase in accrued expenses and other payables                 (48,437)
       Net accretion of discount on securities                         (12,438)
       Net realized loss on investments                                  1,759
       Unrealized appreciation on securities                          (883,334)
                                                                  ------------
           Net cash used by operating activities                  $   (777,892)
                                                                  ------------

Cash Flows From Financing Activities:
   Increase in reverse repurchase agreements                      $    253,095
   Proceeds on shares sold                                           1,594,088
   Payment on shares repurchased                                    (1,063,795)
   Cash dividends paid                                                  (5,496)
                                                                  ------------
           Net cash provided by financing activities              $    777,892
                                                                  ------------
           Net increase (decrease) in cash                                  --

Cash at beginning of period                                                 --
                                                                  ------------
Cash at end of period                                             $         --
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         HENNESSY BALANCED FUND                 HENNESSY TOTAL RETURN FUND
                                                   -----------------------------------     -----------------------------------
                                                    SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                   DECEMBER 31, 2003     JUNE 30, 2003     DECEMBER 31, 2003     JUNE 30, 2003
                                                   -----------------     -------------     -----------------     -------------
                                                      (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
   Net investment income                              $    82,477         $   208,171          $   40,891          $   64,501
   Net realized gain (loss) on investments                171,064              26,558              (1,759)            (73,764)
   Change in unrealized appreciation
     (depreciation) on investments                      1,016,333            (189,146)            883,334             158,408
                                                      -----------         -----------          ----------          ----------
   Net increase (decrease) in net assets
     resulting from operations                          1,269,874              45,583             922,466             149,145
                                                      -----------         -----------          ----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                             (87,164)           (209,234)            (35,405)            (64,810)
   From net realized gains                               (134,959)            (82,379)                 --                  --
                                                      -----------         -----------          ----------          ----------
                                                         (222,123)           (291,613)            (35,405)            (64,810)
                                                      -----------         -----------          ----------          ----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares subscribed                      1,281,524           2,122,026           1,719,545           4,185,908
   Shares issued to holders in
     reinvestment of dividends                            215,544             285,635              31,370              62,205
   Cost of shares redeemed(1)<F1>                      (1,042,027)         (1,425,284)         (1,073,921)         (1,769,912)
                                                      -----------         -----------          ----------          ----------
   Net increase in net assets
     resulting from capital share transactions            455,041             982,377             676,994           2,478,201
                                                      -----------         -----------          ----------          ----------
TOTAL INCREASE IN NET ASSETS                            1,502,792             736,347           1,564,055           2,562,536

NET ASSETS:
   Beginning of period                                 16,069,585          15,333,238           6,021,771           3,459,235
                                                      -----------         -----------          ----------          ----------
   End of period                                      $17,572,377         $16,069,585          $7,585,826          $6,021,771
                                                      -----------         -----------          ----------          ----------
                                                      -----------         -----------          ----------          ----------
   Undistributed net investment
     income, end of period                            $    (4,687)        $         0          $    1,482          $        0
                                                      -----------         -----------          ----------          ----------

CHANGE IN SHARES OUTSTANDING:
   Shares sold                                            121,368             210,403             172,831             454,256
   Shares issued to holders as
     reinvestment of dividends                             20,356              28,311               3,052               6,829
   Shares redeemed                                        (98,115)           (142,278)           (105,716)           (191,076)
                                                      -----------         -----------          ----------          ----------
   Net increase                                            43,609              96,436              70,167             270,009
                                                      -----------         -----------          ----------          ----------
                                                      -----------         -----------          ----------          ----------
(1)<F1>  Net of redemption fees collected             $        22         $        --          $       --          $       --
                                                      -----------         -----------          ----------          ----------
                                                      -----------         -----------          ----------          ----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                          HENNESSY BALANCED FUND
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                                2003           2003           2002           2001           2000           1999
                                          ----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA:
   Net asset value, beginning of period        $10.44         $10.62         $11.50         $10.37         $12.56         $12.23
   Income from investment operations:
       Net investment income                     0.05           0.14           0.15           0.27           0.28           0.28
       Net realized and unrealized
         gains (losses) on securities            0.75          (0.12)         (0.50)          1.25          (1.53)          0.83
                                               ------         ------         ------         ------         ------         ------
           Total from investment operations      0.80           0.02          (0.35)          1.52          (1.25)          1.11
                                               ------         ------         ------         ------         ------         ------

   Less Distributions:
       Dividends from net investment income     (0.05)         (0.14)         (0.15)         (0.27)         (0.28)         (0.28)
       Dividends from realized capital gains    (0.09)         (0.06)         (0.38)         (0.12)         (0.66)         (0.50)
                                               ------         ------         ------         ------         ------         ------
           Total distributions                  (0.14)         (0.20)         (0.53)         (0.39)         (0.94)         (0.78)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $11.10         $10.44         $10.62         $11.50         $10.37         $12.56
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
TOTAL RETURN                                    7.76%(1)<F2>   0.24%         -3.12%         14.85%        -10.40%          9.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $17,572        $16,070        $15,333        $15,237        $16,080        $24,041
Ratio of net expenses to average net assets:
Before expense reimbursement                    1.55%(2)<F3>   1.50%          1.84%          1.87%          1.61%          1.55%
After expense reimbursement                     1.55%(2)<F3>   1.50%          1.84%          1.87%          1.61%          1.55%
Ratio of net investment income
  to average net assets:
Before expense reimbursement                    0.99%(2)<F3>   1.40%          1.33%          2.39%          2.36%          2.28%
After expense reimbursement                     0.99%(2)<F3>   1.40%          1.33%          2.39%          2.36%          2.28%
Portfolio turnover rate                        21.82%(1)<F2>  21.79%         45.95%         46.91%         31.16%         28.92%

(1)<F2>   Not Annualized.
(2)<F3>   Annualized.


                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                          HENNESSY TOTAL RETURN FUND
                                            --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                       YEARS ENDED JUNE 30,               JULY 29, 1998(1)<F4>
                                            DECEMBER 31,                                                            THROUGH
                                                2003           2003         2002          2001          2000     JUNE 30, 1999
                                            ------------       ----         ----          ----          ----     -------------
                                            (UNAUDITED)
PER SHARE DATA:
   Net asset value,
     beginning of period                       $ 9.65         $ 9.78       $10.49        $ 8.62        $10.70        $10.00
   Income from investment operations:
       Net investment income                     0.06           0.12         0.11          0.24          0.22          0.31
       Net realized and unrealized
         gains (losses) on securities            1.27          (0.13)       (0.71)         1.87         (2.08)         0.70
                                               ------         ------       ------        ------        ------        ------
           Total from
             investment operations               1.33          (0.01)       (0.60)         2.11         (1.86)         1.01
                                               ------         ------       ------        ------        ------        ------

   Less Distributions:
       Dividends from net
         investment income                      (0.05)         (0.12)       (0.11)        (0.24)        (0.22)        (0.31)
       Dividends from realized
         capital gains                             --             --           --            --            --            --
                                               ------         ------       ------        ------        ------        ------
           Total distributions                  (0.05)         (0.12)       (0.11)        (0.24)        (0.22)        (0.31)
                                               ------         ------       ------        ------        ------        ------
   Net asset value, end of period              $10.93         $ 9.65       $ 9.78        $10.49        $ 8.62        $10.70
                                               ------         ------       ------        ------        ------        ------
                                               ------         ------       ------        ------        ------        ------
TOTAL RETURN                                   13.82%(2)<F5>  -0.04%       -5.73%        24.66%       -17.50%        10.28%(2)<F5>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands,
     end of period                             $7,586         $6,022       $3,459        $3,125        $3,385        $5,422
   Ratio of net expenses to average net
     assets, excluding interest expense:
       Before expense reimbursement             1.83%(3)<F6>   2.12%        4.35%         4.54%         2.76%         4.35%(3)<F6>
       After expense reimbursement              1.83%(3)<F6>   1.95%        1.71%         1.20%         1.20%           --%(3)<F6>
   Ratio of net expenses to average net
     assets, including interest expense:
       Before expense reimbursement             2.14%(3)<F6>   2.50%        4.97%         6.06%         4.44%         5.52%(3)<F6>
       After expense reimbursement              2.14%(3)<F6>   2.33%        2.33%         2.72%         2.88%         1.17%(3)<F6>
   Ratio of interest expense
     to average net assets                      0.31%(3)<F6>   0.38%        0.62%         1.52%         1.68%         1.17%(3)<F6>
   Ratio of net investment income
     (loss) to average net assets:
       Before expense reimbursement             1.17%(3)<F6>   1.25%       (1.58%)       (1.06%)        0.56%        (0.90%)(3)<F6>
       After expense reimbursement              1.17%(3)<F6>   1.42%        1.06%         2.28%         2.12%         3.45%(3)<F6>
   Portfolio turnover rate                     14.30%(2)<F5>  17.60%       34.76%        48.80%        33.58%           --%(4)<F7>

(1)<F4>   Commencement of operations.
(2)<F5>   Not annualized.
(3)<F6>   Annualized.
(4)<F7> For the period July 29, 1998 through June 30, 1999, there were no sales of securities other than short-term securities which are not factored into this calculation.

                     See notes to the financial statements.

HENNESSY BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
             COMMON STOCKS -- 52.71%

             AEROSPACE AIRCRAFT -- 3.09%
    16,225   Honeywell International Inc.                          $   542,402
                                                                   -----------

             AUTOMOBILES & TRUCKS -- 6.33%
    20,825   General Motors Corporation                              1,112,055
                                                                   -----------

             BANKS & BANK HOLDING COMPANIES -- 7.77%
     9,375   Citigroup, Inc.                                           455,062
    24,775   J.P. Morgan Chase & Co.                                   909,986
                                                                   -----------
                                                                     1,365,048
                                                                   -----------

             CAPITAL GOODS -- 0.19%
       400   Caterpillar Inc.                                           33,208
                                                                   -----------

             CHEMICALS -- 4.97%
    19,050   E. I. du Pont de Nemours and Company                      874,205
                                                                   -----------

             CONSUMER DURABLES -- 2.96%
    20,275   Eastman Kodak Company                                     520,459
                                                                   -----------

             CONSUMER PRODUCTS -- 1.82%
     6,925   Merck & Co. Inc.                                          319,935
                                                                   -----------

             ELECTRICAL EQUIPMENT -- 1.41%
     7,975   General Electric Company                                  247,065
                                                                   -----------

             ENERGY -- 4.26%
    18,275   Exxon Mobil Corporation                                   749,275
                                                                   -----------

             FOOD, BEVERAGES & TOBACCO -- 6.11%
    19,725   Altria Group, Inc.                                      1,073,434
                                                                   -----------

             MEDICAL SUPPLIES -- 0.02%
        78   Medco Health Solutions, Inc.*<F8>                           2,651
                                                                   -----------

             PAPER & FOREST PRODUCTS -- 2.75%
    11,225   International Paper Company                               483,910
                                                                   -----------

             PRIMARY METAL INDUSTRIES -- 1.12%
     5,200   Alcoa Inc.                                                197,600
                                                                   -----------

             TELECOMMUNICATIONS -- 9.91%
    42,175   AT&T Corp.                                                856,153
    33,925   SBC Communications Inc.                                   884,425
                                                                   -----------
                                                                     1,740,578
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $8,794,902)                   9,261,825
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 47.12%
             U.S. GOVERNMENT -- 45.11%
             U.S. Treasury Notes:
$  172,000   3.000%, 1/31/04                                           172,269
   207,000   3.000%, 2/29/04                                           207,663
   868,000   3.625%, 3/31/04                                           873,628
   755,000   3.375%, 4/30/04                                           760,958
   880,000   3.250%, 5/31/04                                           888,078
 1,636,000   2.875%, 6/30/04                                         1,650,955
   347,000   2.250%, 7/31/04                                           349,399
   940,000   2.125%, 8/31/04                                           946,426
 1,097,000   1.875%, 9/30/04                                         1,103,213
   347,000   2.125%, 10/31/04                                          349,697
   620,000   2.000%, 11/30/04                                          624,432
                                                                   -----------
             TOTAL U.S. GOVERNMENT (Cost $7,926,691)                 7,926,718
                                                                   -----------

             VARIABLE RATE DEMAND NOTES#<F9> -- 2.01%
   189,949   American Family Financial Services, Inc., 0.7609%         189,949
   163,608   Wisconsin Corporate Central Credit Union, 0.7900%         163,608
                                                                   -----------
             TOTAL VARIABLE RATE DEMAND NOTES (Cost $353,557)          353,557
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $8,280,248)          8,280,275
                                                                   -----------
             TOTAL INVESTMENTS -- 99.83% (Cost $17,075,150)         17,542,100
             Other Assets and Liabilities, Net -- 0.17%                 30,277
                                                                   -----------
             NET ASSETS -- 100.0%                                  $17,572,377
                                                                   -----------
                                                                   -----------

*<F8>  Non-income producing security.
#<F9> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.

                     See notes to the financial statements.

HENNESSY TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
               COMMON STOCKS -- 78.12%

               AEROSPACE AIRCRAFT -- 6.00%
    13,625     Honeywell International Inc.                        $   455,484
                                                                   -----------

               AUTOMOBILES & TRUCKS -- 9.04%
    12,850     General Motors Corporation                              686,190
                                                                   -----------

               BANKS & BANK HOLDING COMPANIES -- 10.96%
     3,925     Citigroup, Inc.                                         190,519
    17,450     J.P. Morgan Chase & Co.                                 640,939
                                                                   -----------
                                                                       831,458
                                                                   -----------

               CAPITAL GOODS -- 4.90%
     4,475     Caterpillar Inc.                                        371,514
                                                                   -----------

               CHEMICALS -- 7.03%
    11,625     E. I. du Pont de Nemours and Company                    533,471
                                                                   -----------

               CONSUMER DURABLES -- 3.90%
    11,525     Eastman Kodak Company                                   295,847
                                                                   -----------

               CONSUMER PRODUCTS -- 2.04%
     3,350     Merck & Co. Inc.                                        154,770
                                                                   -----------

               ELECTRONICS, OTHER ELECTRICAL
                 EQUIPMENT, EXCEPT COMPUTERS -- 5.10%
    12,500     General Electric Company                                387,250
                                                                   -----------

               ENERGY -- 3.84%
     7,100     Exxon Mobil Corporation                                 291,100
                                                                   -----------

               FOOD, BEVERAGES, & TOBACCO -- 8.61%
    12,000     Altria Group, Inc.                                      653,040
                                                                   -----------

               MEDICAL SUPPLIES -- 0.02%
        45     Medco Health Solutions, Inc. (a)<F10>                     1,530
                                                                   -----------

               PAPER & FOREST PRODUCTS -- 1.81%
     3,175     International Paper Company                             136,874
                                                                   -----------

               PRIMARY METAL INDUSTRIES -- 1.63%
     3,250     Alcoa Inc.                                              123,500
                                                                   -----------

               TELECOMMUNICATIONS -- 13.24%
    23,675     AT&T Corp.                                              480,603
    20,100     SBC Communications Inc.                                 524,007
                                                                   -----------
                                                                     1,004,610
                                                                   -----------
               TOTAL COMMON STOCKS (Cost $5,086,476)                 5,926,638
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
               SHORT-TERM INVESTMENTS -- 45.86%
               U.S. GOVERNMENT -- 43.61%
$3,312,000     U.S. Treasury Bills, 0.9375%, 02/26/2004*<F11>        3,308,165
                                                                   -----------
               TOTAL U.S. GOVERNMENT (Cost $3,308,165)               3,308,165
                                                                   -----------

               VARIABLE RATE DEMAND NOTES#<F12> -- 2.25%
    86,314     American Family Financial Services, Inc., 0.7609%        86,314
    84,334     Wisconsin Corporate Central Credit Union, 0.7900%        84,334
                                                                   -----------
               TOTAL VARIABLE RATE DEMAND NOTES (Cost $170,648)        170,648
                                                                   -----------
               TOTAL SHORT-TERM INVESTMENTS (Cost $3,478,813)        3,478,813
                                                                   -----------
               TOTAL INVESTMENTS -- 123.98% (Cost $8,565,289)        9,405,451
               Other Liabilities and Assets, Net -- (23.98%)        (1,819,625)
                                                                   -----------
               NET ASSETS -- 100.0%                                $ 7,585,826
                                                                   -----------
                                                                   -----------

(a)<F10>  Non-income producing security.
  *<F11> Collateral or partial collateral for securities sold subject to repurchase.
  #<F12> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1).  ORGANIZATION

     The Hennessy Funds, Inc. (the "Company"), organized as a Maryland corporation on January 11, 1996, consists of two separate portfolios (the "Funds"): The Hennessy Funds, Inc. -- Hennessy Balanced Fund (the "Balanced Fund") and The Hennessy Funds, Inc. -- Hennessy Total Return Fund (the "Total Return Fund"). Both Funds are open-end, non-diversified companies registered under the Investment Company Act of 1940, as amended. The investment objectives of The Hennessy Funds, Inc. are set forth below.

     The objectives of the Balanced Fund are capital appreciation and current income. The investment strategy involves investing approximately one half of the portfolio's assets in Treasury Securities and the other half in the top ten dividend yielding stocks of the Dow Jones Industrial Average (the "DJIA"). Bi-monthly, the Balanced Fund will determine the ten highest yielding common stocks in the DJIA. All purchases of common stocks following such determination, until the next determination, will be of the ten highest yielding common stocks so determined. The Balanced Fund intends to hold any common stock purchased for approximately one year, including common stocks that are no longer one of the ten highest yielding common stocks in the DJIA.

     The Total Return Fund's investment objective is to achieve total return that in the long run will exceed that of the DJIA. The investment strategy involves borrowing money for investment purposes, and investing approximately one half of the portfolio's assets, including proceeds from borrowing, in one-year Treasury Bills and the other half in the top ten dividend yielding stocks of the DJIA. Bi-monthly, the Total Return Fund will determine the ten highest yielding common stocks in the DJIA. All purchases of common stocks following such determination, until the next determination, will be of the ten highest yielding common stocks so determined. The Total Return Fund intends to hold any common stock purchased for approximately one year, including common stocks that are no longer one of the ten highest yielding common stocks in the DJIA.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a). Investment Valuation -- Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

b). Federal Income Taxes -- Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareowners and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales and deferred post-October losses for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

The tax character of distributions paid during the six months ended December 31, 2003 and the year ended June 30, 2003 were as follows:

                                    HENNESSY        HENNESSY
                                    BALANCED          TOTAL
                                      FUND         RETURN FUND
                                    --------       -----------
December 31, 2003
Distributions paid from:
   Ordinary income                   $ 87,164        $35,405
   Long-term capital gain             134,959             --
                                     --------        -------
                                     $222,123        $35,405
                                     --------        -------
                                     --------        -------

June 30, 2003
Distributions paid from:
   Ordinary income                   $208,171        $64,810
   Long-term capital gain              83,442             --
                                     --------        -------
                                     $291,613        $64,810
                                     --------        -------
                                     --------        -------

As of June 30, 2003, the Funds latest fiscal year end, the Funds did not have any distributable earnings on a tax basis.

c). Income and Expenses -- Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners -- Dividends from net investment income are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, will be declared at least annually.

e). Security Transactions -- Investment and shareowner transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

3).  REVERSE REPURCHASE AGREEMENTS

     The Total Return Fund has entered into reverse repurchase agreements with UBS PaineWebber, Inc., under which the Total Return Fund sells securities and agrees to repurchase them later at a mutually agreed upon price. For the period ended December 31, 2003, the average daily balance and average interest rate in effect for reverse repurchase agreements was $1,728,791 and 1.25%, respectively. At December 31, 2003, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on February 26, 2004, was 1.25% and represented 19.85% of the Total Return Fund's total assets.

4).  INVESTMENT TRANSACTIONS

     During the period ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                    HENNESSY        HENNESSY
                                    BALANCED          TOTAL
                                      FUND         RETURN FUND
                                    --------       -----------
     Purchases                     $1,854,982        $954,292
     Sales                         $1,961,238        $773,185

     The following balances for the Funds are as of December 31, 2003:

                                    HENNESSY        HENNESSY
                                    BALANCED          TOTAL
                                      FUND         RETURN FUND
                                    --------       -----------
     Cost for federal
       income tax purposes         17,223,566       8,645,891
     Net tax unrealized
       appreciation                   318,534         759,560
     Tax basis gross
       unrealized
       appreciation                 1,387,959       1,072,484
     Tax basis gross
       unrealized
       depreciation                (1,069,415)       (312,924)

     At June 30, 2003, the Funds latest fiscal year end, the Total Return Fund had tax basis capital losses of $136,672, which may be carried over to offset future capital gains. Of such losses, $129,054 expire June 30, 2009 and $7,618 expire June 30, 2011.

     Additionally, at June 30, 2003, the Total Return Fund deferred on a tax basis a post-October loss of $29,174.

5).  INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Company has entered into investment advisory agreements (the "Agreements") with Hennessy Advisors, Inc. (the "Manager"). The Manager is a registered investment advisor. Hennessy Advisors, Inc. was organized in 1989 and is controlled by Neil J. Hennessy, who is a director and the president of the Company.

     Pursuant to the Agreements, the Manager is entitled to receive a fee, calculated daily and payable monthly, at an annual rate not to exceed 0.60% of each Funds' average daily net assets.

     The Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of Fund shares at an annual rate not to exceed 0.25% of each Fund's average daily net assets. Quasar Distributors, LLC serves as the distributor to each of the Funds. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

     U.S. Bank, N.A. serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC serves as transfer agent, dividend disbursing agent, administrator and accounting services agent for the Funds.

HOW TO OBTAIN A COPY OF THE FUNDS PROXY VOTING POLICY

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-800-966-4354; (2) at hennessyfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

INVESTMENT ADVISORS
   Hennessy Advisors, Inc.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
   U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

CUSTODIAN
   U.S. Bank, N.A.
   425 Walnut Street
   Cincinnati, OH  45202

DIRECTORS
   Neil J. Hennessy
   Robert T. Doyle
   J. Dennis DeSousa
   Harry F. Thomas

COUNSEL
   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
   KPMG LLP
   303 East Wacker Drive
   Chicago, Illinois 60601

DISTRIBUTOR
   Quasar Distributors, LLC
   615 East Michigan Street
   Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Any code of ethics or amendment thereto. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Hennessy Funds, Inc.


     By (Signature and Title)   /s/Neil J. Hennessy
                                --------------------------------------
                                Neil J. Hennessy, President

     Date   3-4-04
          ------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/Neil J. Hennessy
                                --------------------------------------
                                Neil J. Hennessy, President, Treasurer

     Date  3-4-04
          ------------------